Stockholders’ Equity (Details) - Schedule of warrant activity - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant, outstanding beginning balance	5,658,830	6,130,948	6,130,948	247,403
Warrant, Granted	14,812,262	1,881,267	1,961,267	5,921,071
Warrant, Exercised		(1,438,788)	(2,414,218)
Warrant, Forfeited/Cancelled	(41,462)	(14,722)	(19,167)	(37,526)
Warrant, outstanding ending balance	20,429,630	6,558,705	5,658,830	6,130,948
Warrant, exercisable	16,429,630	6,558,705	5,616,330	3,228,235
Weighted Average Exercise Price [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, beginning balance	$ 4.98	$ 4.96	$ 4.96
Weighted Average Exercise Price, Granted	2.29	5.63	5.6	$ 4.7
Weighted Average Exercise, Exercised		4.59	4.55
Weighted Average Exercise Price, Forfeited/Cancelled	12	24	24	13.31
Weighted Average Exercise Price, outstanding ending balance	1.88	4.92
Weighted Average Exercise Price, exercisable	$ 2.62	$ 4.92	$ 4.97	$ 5.37